Stockholders' Equity - Common stock and Preferred stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 item $ / shares shares	Sep. 23, 2019 $ / shares shares	Sep. 05, 2019 $ / shares shares	Sep. 04, 2019 shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2016 $ / shares shares
Common stock
Common stock, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000	85,000,000	85,000,000	85,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of votes per share	1	1
Preferred stock
Preferred stock, authorized (in shares)	50,000,000	50,000,000		50,000,000	34,000,000	34,000,000	34,000,000
Preferred stock, issued (in shares)	0	0				0
Preferred stock, outstanding (in shares)	0	0				0